Share-based Payment Expense - Summary of Options Granted Under 2010 and 2021 Savings-Related Share Option Schemes (Detail)	12 Months Ended
	Dec. 31, 2022 € / shares shares Options	Dec. 31, 2022 shares Options £ / shares € / shares	Dec. 31, 2021 shares € / shares Options	Dec. 31, 2021 shares Options £ / shares € / shares	Dec. 31, 2020 Options shares € / shares	Dec. 31, 2020 Options shares £ / shares € / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Disclosure Of Share Based Compensation Expense [line items]
Number of options, Exercised (in shares) | Options	(449,703)	(449,703)	(521,523)	(521,523)	(256,521)	(256,521)
2010 and 2021 Savings Related Share Option Schemes
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price, Outstanding at beginning of year (in euros per share) | (per share)	€ 24.28	£ 25.42	€ 23.83	£ 19.69	€ 23.67	£ 20.17
Weighted average exercise price, Exercised (in euros per share) | (per share)	24.58	20.44	22.77	18.69	23.21	22.37
Weighted average exercise price, Lapsed | (per share)	23.60	29.38	24.75	21.49	23.25	21.54
Weighted average exercise price, Granted | £ / shares		25.55		31.04
Weighted average exercise price, Outstanding at end of year (in euros per share) | (per share)	24.20	£ 26.52	24.28	£ 25.42	23.83	£ 19.69
Weighted average exercise price, Exercisable at end of year (in euros per share) | (per share)	€ 25.75	£ 25.75	€ 23.27	£ 23.27	€ 24.66	£ 24.66	£ 20.28	£ 20.56	£ 24.51
Number of options, Outstanding at beginning of year (in shares)	1,085,163	1,085,163	1,173,507	1,173,507	1,508,862	1,508,862
Number of options, Exercised (in shares)	(402,645)	(402,645)	(470,001)	(470,001)	(178,773)	(178,773)
Number of options, Lapsed (in shares)	(209,916)	(209,916)	(73,411)	(73,411)	(156,582)	(156,582)
Number of options, Granted	571,528	571,528	455,068	455,068	0	0
Number of options, Outstanding at end of year (in shares)	1,044,130	1,044,130	1,085,163	1,085,163	1,173,507	1,173,507
Number of options, Exercisable at end of year (in shares)	18,941	18,941	14,197	14,197	16,528	16,528	18,941	14,197	16,528